14. JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2017
Judicial Deposits Tables
Schedule of detailed information about judicial deposits

The rollforward of the judicial deposits is presented below:

	Tax		Labor		Civil, commercial and other		Total
	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16
Beginning balance	312.5	376.7	377.4	311.3	42.7	44.1	732.6	732.1
Additions	23.4	82.7	188.3	161.6	7.8	5.5	219.5	249.8
Business combination	-	0.2	-	-	-	-	-	0.2
Reversals	(52.5)	(4.8)	(78.7)	(20.7)	(4.4)	(3.9)	(135.6)	(29.4)
Write-offs	(9.0)	(184.4)	(136.5)	(97.8)	(10.5)	(6.1)	(156.0)	(288.3)
Price index update	18.2	42.1	11.2	25.6	0.8	3.1	30.2	70.8
Exchange rate variation	(0.1)	-	(1.7)	(2.6)	-	-	(1.8)	(2.6)
Ending balance	292.5	312.5	360.0	377.4	36.4	42.7	688.9	732.6